Leases (Tables)	12 Months Ended
Mar. 31, 2026
Leases [Abstract]
Schedule of Operating Lease Right-of-Use Assets, Net and Operating Lease Liabilities	The Company has separately accounted for lease and non-lease components based on their nature. Payments under the Company’s lease arrangement are fixed.

	2026	2025

Weighted average remaining lease term (in years)	1.49	1.13
Weighted average discount rate (%)	5.88%	5.88%

Information relating to finance lease activities during the years ended March 31, 2026 and 2025 are as follows:

	2026	2025

Finance lease right-of-use assets	$6,769	$87,385

Finance lease liabilities	$—	$56,795

Amortization of finance lease right-of-use assets	$(80,271)	$(184,601)
Repayment and interest accretion of finance lease liabilities	$(56,588)	$(185,053)

Weighted average remaining lease term (in years)	—	0.73
Weighted average discount rate (%)	—	5.36%

Schedule of Maturities of Lease Liabilities

Maturities of lease liabilities were as follows:

For the year ending March 31,
2027	$88,766
2028	56,714
Total lease payments	$145,480
Less: imputed interest	(16,798)
Operating lease obligation, net	$128,682